ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 10) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 709,365	$ 7,326,372
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	773,192	759,665
Subordinated Bonds [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	3	4
Subordinated Bonds [Member] | Due after 1 year but within 2 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due after 2 years but within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due after 3 years but within 4 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due after 4 years but within 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments
Subordinated Bonds [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 773,189	$ 759,661